Document and Entity Information	Sep. 26, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2019
Entity Registrant Name	JOHN WILEY & SONS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-11507
Entity Tax Identification Number	13-5593032
Entity Address, Address Line One	111 River Street
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	201
Local Phone Number	748-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000107140
New York Stock Exchange [Member] | Common Class A [Member]
Entity Listings [Line Items]
Trading Symbol	JW.A
Security Exchange Name	NYSE
Title of 12(b) Security	Class A Common Stock, par value $1.00 per share
New York Stock Exchange [Member] | Common Class B [Member]
Entity Listings [Line Items]
Trading Symbol	JW.B
Security Exchange Name	NYSE
Title of 12(b) Security	Class B Common Stock, par value $1.00 per share